UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

         50 Congress Street Suite 642        Boston           MA          02109
--------------------------------------------------------------------------------
Business Address    (Street)                 (City)        (State)        (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
02/14/2012



Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         44
                                       ------------------------


Form 13F Information Table Value Total:   $ 21,037,226
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                December 31, 2011


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ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS           NUMBER     (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asia Pac Incom Fd        Com              003009107   476    64940      64940     0       0       64940         0         0
AllianceBernstein Income Fd       Com              01881E100   241    17000      17000     0       0       17000         0         0
Barrick Gold Cp                   Com              067901108   809    17889      17889     0       0       17889         0         0
Berkshire Hathaway Inc            Cl A             084670108   230        2          2     0       0           2         0         0
BHP Ltd                           Sponsored ADR    088606108   619     8762       8762     0       0        8762         0         0
Blackrock Corp. High Yld FD V     Com              09255L106   299    25610      25610     0       0       25610         0         0
Blackrock MA Health & Educ TE     Sh Ben Int       575672100   146    10000      10000     0       0       10000         0         0
Blackrock Senior High Income Ptf  Com              09255T109   199    51753      51753     0       0       51753         0         0
Bristol Myers Squibb              Com              110122108   443    12580      12580     0       0       12580         0         0
Brookfield Asset Mgt              CL A LTD VT SH   112585104   607    22100      22100     0       0       22100         0         0
Calamos Conv. & High Inc Fd       Com Shs          12811P198   467    40449      40449     0       0       40449         0         0
Cigna Corp                        Com              125509109   210     4990       4990     0       0        4990         0         0
Cisco Systems                     Com              17275R102   739    40900      40900     0       0       40900         0         0
DWS Global High Inc               Com              23338W104   192    25300      25300     0       0       25300         0         0
Eagle Bulk Shipping Inc           Com              Y2187A101    16    17000      17000     0       0       17000         0         0
Eaton Vance MA Mu Ic              Sh Ben Int       27886E104   147    10114      10114     0       0       10114         0         0
EDAP TMS S A                      Sponsored ADR    268311107   161    95000      95000     0       0       95000         0         0
Enerplus Resources Fund           Unit Tr G New    29274D604  1135    44810      44810     0       0       44810         0         0
Ericsson LM TelCo.                ADR Cl B Sek10   294821608   455    44920      44920     0       0       44920         0         0
Exxon Mobil Corp                  Com              30231G102   484     5710       5710     0       0        5710         0         0
Ford Motor Co                     Com              345370100   117    10832      10832     0       0       10832         0         0
Gabelli Glb Gld Nat Res & In      Com Sh Ben Int   36244N109   272    19300      19300     0       0       19300         0         0
International Business Machine    Com              459200101   202     1100       1100     0       0        1100         0         0
Lexicon Pharmaceuticals           Com              528872104    37    28700      28700     0       0       28700         0         0
Market Vectors ETR Tr Gold        Gold Miner ETR   57060U100  1060    20600      20600     0       0       20600         0         0
MS/DW Incm                        Com              61745P874   439    25300      25300     0       0       25300         0         0
Network Engines, Inc.             Com              64121A107   403   419089     419089     0       0      419089         0         0
Newmont Mining                    Com              651639106  1005    16755      16755     0       0       16755         0         0
Nordic American Tanker Shipp      Com              G65773106   323    26900      26900     0       0       26900         0         0
Occidental Petro Crp              Com              674599105   684     7300       7300     0       0        7300         0         0
Pimco Income Strategy Fund        Com              72201H108   404    38800      38800     0       0       38800         0         0
Pioneer High income Trust         Com              72369A106   661    38186      38186     0       0       38186         0         0
ProShares                         PSHS Ultsh 20yrs 74347R297   535    29600      29600     0       0       29600         0         0
ProShares                         Ult Shr S&P 500  74347X856   700    53300      53300     0       0       53300         0         0
Putnam Mgmt Muni Tr               Com              746823103    93    12467      12467     0       0       12467         0         0
RF Microdevices Inc.              Com              749941100   313    58000      58000     0       0       58000         0         0
SPDR Gold Trust                   Gold Shr         78463V107  1267     8335       8335     0       0        8335         0         0
Tellabs, Inc.                     Com              879664100    66    16300      16300     0       0       16300         0         0
Thermo Fisher Scientific          Com              883556102   908    20200      20200     0       0       20200         0         0
Toreador Resources Cp             Com              891050106  1459   283300     283300     0       0      283300         0         0
Triangle Pete Corp                Com              883556102   561    93900      93900     0       0       93900         0         0
Verizon Comm                      Com              92343V104   243     6058       6058     0       0        6058         0         0
WisdomTree Trust                  Chinese Yuan ETF 97717W182   516    20500      20500     0       0       20500         0         0
Xcel Energy                       Com              98389B100   695    25150      25150     0       0       25150         0         0


